Summary of Changes in Stock Options (Details)	12 Months Ended
	Dec. 31, 2022 shares	Dec. 31, 2022 $ / shares	Dec. 31, 2022 $ / shares	Dec. 31, 2021 shares $ / shares
Number of options outstanding, Ending Balance | shares	7,640,000			11,900,000
Weighted average exercise price, Ending Balance		$ 0.12		$ 0.11
Number of options outstanding, Granted	7,210,000	0.24	0.31	450,000
Weighted average exercise price, Granted		$ 0.27		$ 0.32
Number of options outstanding, Exercised | shares	(3,345,000)			(3,910,000)
Weighted average exercise price, Exercised		0.20		$ 0.11
Number of options outstanding, Expired | shares	(5,000)			(150,000)
Weighted average exercise price, Expired		0.74		$ 0.18
Number of options outstanding, Cancelled | shares				(650,000)
Weighted average exercise price, Cancelled				$ 0.16
Number of options outstanding, Ending Balance | shares	11,500,000			7,640,000
Weighted average exercise price, Ending Balance		0.19		$ 0.12
Number of options Exercisable, Ending Balance | shares	10,345,000
Weighted average shares exercisable, Ending Balance		$ 0.23